Schedule of Investments (unaudited)	iShares® S&P 500 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)(a)	691,553	$139,223,450
General Dynamics Corp.	289,627	60,378,541
Howmet Aerospace Inc.	480,504	15,294,442
Huntington Ingalls Industries Inc.	50,061	9,348,391
L3Harris Technologies Inc.	142,225	30,328,059
Lockheed Martin Corp.	307,415	109,258,365
Northrop Grumman Corp.	186,857	72,326,739
Raytheon Technologies Corp.	1,873,336	161,219,296
Textron Inc.	275,465	21,265,898
TransDigm Group Inc.(a)	36,641	23,313,936
		641,957,117
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	162,444	17,483,848
FedEx Corp.	306,353	79,235,140
United Parcel Service Inc., Class B	520,507	111,565,470
		208,284,458
Airlines — 0.4%
Alaska Air Group Inc.(a)	156,592	8,158,443
American Airlines Group Inc.(a)	809,195	14,533,142
Delta Air Lines Inc.(a)	799,821	31,257,005
Southwest Airlines Co.(a)	739,724	31,689,776
United Airlines Holdings Inc.(a)	404,659	17,715,971
		103,354,337
Auto Components — 0.2%
Aptiv PLC(a)	199,454	32,899,937
BorgWarner Inc.	299,642	13,504,865
		46,404,802
Automobiles — 0.9%
Ford Motor Co.	4,909,400	101,968,238
General Motors Co.(a)	1,818,529	106,620,355
		208,588,593
Banks — 5.9%
Bank of America Corp.	5,047,768	224,575,198
Citigroup Inc.	2,483,601	149,984,664
Citizens Financial Group Inc.	532,621	25,166,342
Comerica Inc.	90,140	7,842,180
Fifth Third Bancorp.	854,488	37,212,953
Huntington Bancshares Inc./OH	1,807,642	27,873,840
JPMorgan Chase & Co.	1,997,329	316,277,047
KeyCorp	1,163,540	26,912,680
M&T Bank Corp.	160,821	24,698,889
People's United Financial Inc.	534,897	9,531,865
PNC Financial Services Group Inc. (The)	529,360	106,147,267
Regions Financial Corp.	655,223	14,283,861
Truist Financial Corp.	1,672,279	97,911,936
U.S. Bancorp.	1,690,466	94,953,475
Wells Fargo & Co.	4,989,192	239,381,432
Zions Bancorp. NA	101,675	6,421,793
		1,409,175,422
Beverages — 2.3%
Brown-Forman Corp., Class B, NVS	228,363	16,638,528
Coca-Cola Co. (The)	4,865,493	288,085,840
Constellation Brands Inc., Class A	206,243	51,760,806
Molson Coors Beverage Co., Class B	235,449	10,913,061
Monster Beverage Corp.(a)	227,870	21,884,635
PepsiCo Inc.	1,003,541	174,325,107
		563,607,977
Security	Shares	Value

Biotechnology — 1.8%
AbbVie Inc.	1,018,056	$137,844,782
Amgen Inc.	416,367	93,670,084
Biogen Inc.(a)	183,572	44,042,594
Gilead Sciences Inc.	1,570,863	114,060,363
Incyte Corp.(a)	133,747	9,817,030
Vertex Pharmaceuticals Inc.(a)	127,099	27,910,940
		427,345,793
Building Products — 0.8%
A O Smith Corp.	83,220	7,144,437
Allegion PLC	112,691	14,924,796
Carrier Global Corp.	1,082,971	58,740,347
Fortune Brands Home & Security Inc.	93,291	9,972,808
Johnson Controls International PLC	345,409	28,085,206
Masco Corp.	158,620	11,138,296
Trane Technologies PLC	297,024	60,007,759
		190,013,649
Capital Markets — 2.8%
Ameriprise Financial Inc.	54,535	16,451,028
Bank of New York Mellon Corp. (The)	949,463	55,144,811
BlackRock Inc.(b)	85,660	78,426,870
Cboe Global Markets Inc.	55,972	7,298,749
Charles Schwab Corp. (The)	601,205	50,561,340
CME Group Inc.	450,174	102,846,752
FactSet Research Systems Inc.	19,754	9,600,641
Franklin Resources Inc.	193,145	6,468,426
Intercontinental Exchange Inc.	302,757	41,408,075
Invesco Ltd.	426,510	9,818,260
MarketAxess Holdings Inc.	24,710	10,162,482
Moody's Corp.	68,716	26,839,095
Morgan Stanley	917,299	90,042,070
Nasdaq Inc.	32,186	6,759,382
Northern Trust Corp.	259,515	31,040,589
Raymond James Financial Inc.	94,895	9,527,458
S&P Global Inc.	117,956	55,666,975
State Street Corp.	456,923	42,493,839
T Rowe Price Group Inc.	84,265	16,569,870
		667,126,712
Chemicals — 2.8%
Air Products & Chemicals Inc.	277,425	84,409,330
Albemarle Corp.	46,777	10,935,059
Celanese Corp.	77,549	13,032,885
CF Industries Holdings Inc.	107,211	7,588,395
Corteva Inc.	910,919	43,068,250
Dow Inc.	924,294	52,425,956
DuPont de Nemours Inc.	647,477	52,303,192
Eastman Chemical Co.	170,010	20,555,909
Ecolab Inc.	312,594	73,331,426
FMC Corp.	158,402	17,406,796
International Flavors & Fragrances Inc.	318,080	47,918,752
Linde PLC	314,195	108,846,574
LyondellBasell Industries NV, Class A	328,707	30,316,647
Mosaic Co. (The)	462,899	18,187,302
PPG Industries Inc.	296,680	51,159,499
Sherwin-Williams Co. (The)	141,680	49,894,029
		681,380,001
Commercial Services & Supplies — 0.4%
Cintas Corp.	59,313	26,285,742
Copart Inc.(a)	85,337	12,938,796
Republic Services Inc.	146,464	20,424,405

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins Inc.	158,403	$5,418,967
Waste Management Inc.	235,664	39,332,321
		104,400,231
Communications Equipment — 1.0%
Cisco Systems Inc.	2,903,281	183,980,917
F5 Inc.(a)	35,428	8,669,586
Juniper Networks Inc.	406,380	14,511,830
Motorola Solutions Inc.	86,537	23,512,103
		230,674,436
Construction & Engineering — 0.0%
Quanta Services Inc.	81,956	9,397,075

Construction Materials — 0.1%
Martin Marietta Materials Inc.	32,745	14,424,827
Vulcan Materials Co.	86,236	17,900,869
		32,325,696
Consumer Finance — 0.5%
American Express Co.	440,511	72,067,600
Capital One Financial Corp.	276,584	40,129,572
Synchrony Financial	294,080	13,642,371
		125,839,543
Containers & Packaging — 0.6%
Amcor PLC	1,917,021	23,023,422
Avery Dennison Corp.	50,704	10,980,965
Ball Corp.	407,356	39,216,162
International Paper Co.	483,961	22,736,488
Packaging Corp. of America	118,712	16,162,639
Sealed Air Corp.	83,316	5,621,330
Westrock Co.	333,677	14,801,912
		132,542,918
Distributors — 0.1%
Genuine Parts Co.	177,983	24,953,216
LKQ Corp.	191,023	11,467,111
		36,420,327
Diversified Financial Services — 2.9%
Berkshire Hathaway Inc., Class B(a)	2,292,113	685,341,787

Diversified Telecommunication Services — 2.1%
AT&T Inc.	8,937,533	219,863,312
Lumen Technologies Inc.	1,151,600	14,452,580
Verizon Communications Inc.	5,183,082	269,312,941
		503,628,833
Electric Utilities — 3.3%
Alliant Energy Corp.	312,874	19,232,365
American Electric Power Co. Inc.	629,416	55,999,142
Duke Energy Corp.	963,594	101,081,011
Edison International	474,769	32,402,984
Entergy Corp.	251,165	28,293,737
Evergy Inc.	286,562	19,661,019
Eversource Energy	430,518	39,168,528
Exelon Corp.	1,226,939	70,867,997
FirstEnergy Corp.	680,358	28,296,089
NextEra Energy Inc.	2,455,784	229,271,994
Pinnacle West Capital Corp.	140,989	9,952,413
PPL Corp.	938,164	28,201,210
Southern Co. (The)	1,325,599	90,909,579
Xcel Energy Inc.	674,310	45,650,787
		798,988,855
Security	Shares	Value

Electrical Equipment — 0.9%
AMETEK Inc.	289,083	$42,506,764
Eaton Corp. PLC	498,526	86,155,263
Emerson Electric Co.	749,650	69,694,961
Rockwell Automation Inc.	69,575	24,271,239
		222,628,227
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	351,258	30,721,025
CDW Corp./DE	69,543	14,241,015
Corning Inc.	966,219	35,972,333
IPG Photonics Corp.(a)	44,639	7,684,157
Keysight Technologies Inc.(a)	57,549	11,884,444
TE Connectivity Ltd.	408,180	65,855,761
Teledyne Technologies Inc.(a)	58,304	25,472,435
Trimble Inc.(a)	138,020	12,033,964
Zebra Technologies Corp., Class A(a)	18,033	10,733,242
		214,598,376
Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,092,315	26,281,099
Halliburton Co.	1,118,620	25,582,839
Schlumberger NV	1,752,870	52,498,457
		104,362,395
Entertainment — 2.0%
Activision Blizzard Inc.	973,376	64,758,705
Electronic Arts Inc.	353,421	46,616,230
Live Nation Entertainment Inc.(a)(c)	96,220	11,516,572
Take-Two Interactive Software Inc.(a)	54,755	9,731,059
Walt Disney Co. (The)(a)	2,274,280	352,263,229
		484,885,795
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities Inc.	177,297	39,530,139
American Tower Corp.	279,439	81,735,908
AvalonBay Communities Inc.	101,287	25,584,083
Boston Properties Inc.	177,642	20,460,806
Crown Castle International Corp.	297,067	62,009,766
Digital Realty Trust Inc.	354,649	62,726,769
Duke Realty Corp.	166,578	10,934,180
Equinix Inc.	61,049	51,637,686
Equity Residential	429,090	38,832,645
Essex Property Trust Inc.	45,552	16,044,781
Federal Realty Investment Trust	50,748	6,917,967
Healthpeak Properties Inc.	673,676	24,312,967
Host Hotels & Resorts Inc.(a)	892,331	15,517,636
Iron Mountain Inc.	141,120	7,384,810
Kimco Realty Corp.	770,351	18,989,152
Mid-America Apartment Communities Inc.	54,678	12,545,320
Prologis Inc.	360,337	60,666,337
Public Storage	78,171	29,279,730
Realty Income Corp.	709,351	50,782,438
Regency Centers Corp.	192,569	14,510,074
SBA Communications Corp.	59,819	23,270,787
Simon Property Group Inc.	164,268	26,245,098
UDR Inc.	163,439	9,804,706
Ventas Inc.	498,849	25,501,161
Vornado Realty Trust	198,697	8,317,456
Welltower Inc.	545,835	46,816,268
Weyerhaeuser Co.	548,920	22,604,526
		812,963,196
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	270,968	153,828,534

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co. (The)	851,119	$38,521,646
Sysco Corp.	640,662	50,324,000
Walgreens Boots Alliance Inc.	897,852	46,831,960
Walmart Inc.	1,779,995	257,547,476
		547,053,616
Food Products — 1.8%
Archer-Daniels-Midland Co.	699,129	47,254,129
Campbell Soup Co.	252,957	10,993,511
Conagra Brands Inc.	599,469	20,471,866
General Mills Inc.	760,529	51,244,444
Hershey Co. (The)	99,934	19,334,231
Hormel Foods Corp.	352,575	17,209,186
JM Smucker Co. (The)	135,414	18,391,930
Kellogg Co.	319,722	20,596,491
Kraft Heinz Co. (The)	887,217	31,851,090
Lamb Weston Holdings Inc.	182,544	11,569,639
McCormick & Co. Inc./MD, NVS	311,616	30,105,222
Mondelez International Inc., Class A	1,746,927	115,838,729
Tyson Foods Inc., Class A	368,428	32,112,185
		426,972,653
Gas Utilities — 0.1%
Atmos Energy Corp.	165,492	17,338,597

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,040,298	146,411,541
ABIOMED Inc.(a)	25,583	9,188,646
Baxter International Inc.	625,711	53,711,032
Becton Dickinson and Co.	359,847	90,494,324
Boston Scientific Corp.(a)	1,786,326	75,883,128
Cooper Companies Inc. (The)	61,614	25,812,569
DENTSPLY SIRONA Inc.	273,191	15,241,326
Edwards Lifesciences Corp.(a)	288,682	37,398,753
Hologic Inc.(a)	82,364	6,305,788
IDEXX Laboratories Inc.(a)	32,852	21,631,728
Intuitive Surgical Inc.(a)	138,944	49,922,579
Medtronic PLC	1,684,385	174,249,628
ResMed Inc.	76,486	19,923,073
STERIS PLC	72,565	17,663,047
Stryker Corp.	248,431	66,435,418
Teleflex Inc.	58,541	19,229,548
Zimmer Biomet Holdings Inc.	262,931	33,402,754
		862,904,882
Health Care Providers & Services — 4.5%
AmerisourceBergen Corp.	186,962	24,845,380
Anthem Inc.	303,320	140,600,953
Cardinal Health Inc.	352,149	18,132,152
Centene Corp.(a)	732,019	60,318,366
Cigna Corp.	414,183	95,108,842
CVS Health Corp.	1,652,160	170,436,826
DaVita Inc.(a)	81,503	9,271,781
HCA Healthcare Inc.	125,700	32,294,844
Henry Schein Inc.(a)	173,304	13,436,259
Humana Inc.	161,139	74,745,937
Laboratory Corp. of America Holdings(a)	56,207	17,660,801
McKesson Corp.	190,804	47,428,150
Quest Diagnostics Inc.	82,785	14,322,633
UnitedHealth Group Inc.	683,704	343,315,127
Universal Health Services Inc., Class B	91,379	11,848,201
		1,073,766,252
Security	Shares	Value

Health Care Technology — 0.1%
Cerner Corp.	370,268	$34,386,789

Hotels, Restaurants & Leisure — 2.8%
Booking Holdings Inc.(a)	51,418	123,363,608
Caesars Entertainment Inc.(a)	96,172	8,994,967
Carnival Corp.(a)	1,016,680	20,455,602
Chipotle Mexican Grill Inc.(a)	11,605	20,288,441
Darden Restaurants Inc.	162,192	24,432,603
Domino's Pizza Inc.	15,007	8,468,900
Expedia Group Inc.(a)	183,769	33,210,734
Hilton Worldwide Holdings Inc.(a)	205,507	32,057,037
Las Vegas Sands Corp.(a)	429,637	16,171,537
Marriott International Inc./MD, Class A(a)(c)	341,887	56,493,408
McDonald's Corp.	514,707	137,977,505
MGM Resorts International	486,429	21,830,934
Norwegian Cruise Line Holdings Ltd.(a)(c)	462,429	9,590,777
Penn National Gaming Inc.(a)(c)	207,606	10,764,371
Royal Caribbean Cruises Ltd.(a)	280,205	21,547,765
Starbucks Corp.	724,658	84,763,246
Wynn Resorts Ltd.(a)	131,529	11,185,226
Yum! Brands Inc.	194,150	26,959,669
		668,556,330
Household Durables — 0.6%
DR Horton Inc.	191,451	20,762,861
Garmin Ltd.	93,034	12,668,440
Lennar Corp., Class A	340,419	39,543,071
Mohawk Industries Inc.(a)	68,559	12,490,079
Newell Brands Inc.	222,380	4,856,779
NVR Inc.(a)	2,171	12,828,157
PulteGroup Inc.	316,403	18,085,595
Whirlpool Corp.	75,912	17,813,510
		139,048,492
Household Products — 2.9%
Church & Dwight Co. Inc.	305,114	31,274,185
Clorox Co. (The)	153,540	26,771,234
Colgate-Palmolive Co.	1,056,140	90,130,988
Kimberly-Clark Corp.	420,791	60,139,450
Procter & Gamble Co. (The)	3,028,757	495,444,070
		703,759,927
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	833,189	20,246,493

Industrial Conglomerates — 2.1%
3M Co.	721,488	128,157,913
General Electric Co	1,374,850	129,882,080
Honeywell International Inc.	861,615	179,655,344
Roper Technologies Inc.	132,312	65,078,980
		502,774,317
Insurance — 3.2%
Aflac Inc.	760,569	44,409,624
Allstate Corp. (The)	358,258	42,149,054
American International Group Inc.	1,037,622	58,999,187
Aon PLC, Class A	110,936	33,342,924
Arthur J Gallagher & Co.	145,056	24,611,651
Assurant Inc.	71,202	11,097,544
Brown & Brown Inc.	90,816	6,382,548
Chubb Ltd.	539,526	104,295,771
Cincinnati Financial Corp.	99,256	11,308,236
Everest Re Group Ltd.	49,199	13,476,590
Globe Life Inc.	116,098	10,880,705

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	425,339	$29,365,405
Lincoln National Corp.	212,279	14,490,165
Loews Corp.	250,454	14,466,223
Marsh & McLennan Companies Inc.	246,074	42,772,583
MetLife Inc.	893,517	55,835,877
Principal Financial Group Inc.	308,071	22,282,775
Progressive Corp. (The)	733,457	75,289,361
Prudential Financial Inc.	474,569	51,367,349
Travelers Companies Inc. (The)	308,959	48,330,456
W R Berkley Corp.	174,390	14,367,992
Willis Towers Watson PLC	155,721	36,982,180
		766,504,200
Interactive Media & Services — 0.3%
Match Group Inc.(a)(c)	353,774	46,786,612
Twitter Inc.(a)	519,623	22,458,106
		69,244,718
Internet & Direct Marketing Retail — 0.0%
eBay Inc.	179,934	11,965,611

IT Services — 5.5%
Accenture PLC, Class A.	332,102	137,672,884
Akamai Technologies Inc.(a)(c)	117,766	13,783,333
Automatic Data Processing Inc.	248,469	61,267,486
Broadridge Financial Solutions Inc.	81,632	14,923,962
Cognizant Technology Solutions Corp., Class A	656,402	58,235,986
DXC Technology Co.(a)	315,223	10,147,028
Fidelity National Information Services Inc.	763,182	83,301,315
Fiserv Inc.(a)	744,871	77,310,161
FleetCor Technologies Inc.(a)	101,473	22,713,716
Global Payments Inc.	362,597	49,015,863
International Business Machines Corp.	1,122,535	150,038,028
Jack Henry & Associates Inc.	92,527	15,451,084
Mastercard Inc., Class A	575,440	206,767,101
Paychex Inc.	188,502	25,730,523
PayPal Holdings Inc.(a)	676,662	127,604,920
VeriSign Inc.(a)	64,008	16,246,511
Visa Inc., Class A	1,196,371	259,265,559
		1,329,475,460
Leisure Products — 0.1%
Hasbro Inc.	162,049	16,493,347

Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	151,321	24,158,398
Bio-Rad Laboratories Inc., Class A(a)	12,151	9,180,931
Danaher Corp.	255,053	83,914,988
Illumina Inc.(a)	99,621	37,899,813
IQVIA Holdings Inc.(a)	64,460	18,186,744
Mettler-Toledo International Inc.(a)	10,625	18,032,856
Waters Corp.(a)	19,828	7,387,913
		198,761,643
Machinery — 2.5%
Caterpillar Inc.	677,167	139,997,505
Cummins Inc.	178,744	38,991,216
Deere & Co.	191,085	65,521,136
Dover Corp.	97,168	17,645,709
Fortive Corp.	448,111	34,186,388
IDEX Corp.	56,057	13,247,390
Illinois Tool Works Inc.	211,580	52,217,944
Ingersoll Rand Inc.	509,355	31,513,794
Otis Worldwide Corp.	318,499	27,731,708
Security	Shares	Value

Machinery (continued)
PACCAR Inc.	436,641	$38,537,935
Parker-Hannifin Corp.	161,340	51,325,481
Pentair PLC	86,882	6,344,992
Snap-on Inc.	67,141	14,460,828
Stanley Black & Decker Inc.	203,745	38,430,382
Westinghouse Air Brake Technologies Corp.	236,082	21,745,513
Xylem Inc./NY	132,954	15,943,844
		607,841,765
Media — 2.1%
Charter Communications Inc., Class A(a)	154,970	101,035,791
Comcast Corp., Class A	5,707,525	287,259,733
Discovery Inc., Class A(a)(c)	211,457	4,977,698
Discovery Inc., Class C, NVS(a)(c)	379,576	8,692,290
DISH Network Corp., Class A(a)(c)	312,059	10,123,194
Fox Corp., Class A, NVS	400,339	14,772,509
Fox Corp., Class B.	183,770	6,297,798
Interpublic Group of Companies Inc. (The)	492,077	18,428,284
News Corp., Class A, NVS	491,175	10,958,114
News Corp., Class B.	152,183	3,424,118
Omnicom Group Inc.	265,636	19,463,150
ViacomCBS Inc., Class B, NVS	758,201	22,882,506
		508,315,185
Metals & Mining — 0.5%
Freeport-McMoRan Inc.	1,027,685	42,885,295
Newmont Corp.	1,000,508	62,051,506
Nucor Corp.	164,297	18,754,503
		123,691,304
Multi-Utilities — 1.5%
Ameren Corp.	321,928	28,654,811
CenterPoint Energy Inc.	794,518	22,174,997
CMS Energy Corp.	362,032	23,550,182
Consolidated Edison Inc.	443,002	37,796,931
Dominion Energy Inc.	1,013,135	79,591,886
DTE Energy Co.	242,099	28,940,514
NiSource Inc.	490,760	13,549,884
Public Service Enterprise Group Inc.	634,297	42,326,639
Sempra Energy	399,072	52,789,244
WEC Energy Group Inc.	395,000	38,342,650
		367,717,738
Multiline Retail — 0.7%
Dollar General Corp.	292,625	69,009,754
Dollar Tree Inc.(a)	281,627	39,574,226
Target Corp.	274,458	63,520,559
		172,104,539
Oil, Gas & Consumable Fuels — 4.5%
APA Corp.	204,294	5,493,466
Chevron Corp.	2,412,652	283,124,712
ConocoPhillips	1,649,386	119,052,682
Coterra Energy Inc.	1,028,671	19,544,749
EOG Resources Inc.	397,461	35,306,461
Exxon Mobil Corp.	5,298,649	324,224,332
Hess Corp.	99,904	7,395,893
Kinder Morgan Inc.	2,441,794	38,726,853
Marathon Oil Corp.	972,937	15,975,626
Marathon Petroleum Corp.	770,545	49,307,175
Occidental Petroleum Corp.	654,214	18,965,664
ONEOK Inc.	317,655	18,665,408
Phillips 66	548,681	39,757,425
Pioneer Natural Resources Co.	124,846	22,706,990

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	510,922	$38,375,351
Williams Companies Inc. (The)	1,521,412	39,617,568
		1,076,240,355
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	118,722	43,950,884

Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	2,778,062	173,212,166
Catalent Inc.(a)	85,574	10,956,039
Johnson & Johnson	3,294,905	563,659,398
Merck & Co. Inc.	3,161,419	242,291,152
Organon & Co.	316,865	9,648,539
Pfizer Inc.	3,231,477	190,818,717
Viatris Inc.	1,511,377	20,448,931
Zoetis Inc.	201,032	49,057,839
		1,260,092,781
Professional Services — 0.4%
IHS Markit Ltd.	259,309	34,467,352
Jacobs Engineering Group Inc.	91,199	12,697,637
Leidos Holdings Inc.	175,379	15,591,193
Nielsen Holdings PLC	448,388	9,196,438
Robert Half International Inc.	44,525	4,965,428
Verisk Analytics Inc.	98,685	22,572,220
		99,490,268
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	209,113	22,690,852

Road & Rail — 1.3%
CSX Corp.	2,778,206	104,460,546
JB Hunt Transport Services Inc.	43,045	8,798,398
Norfolk Southern Corp.	304,923	90,778,626
Union Pacific Corp.	474,966	119,658,184
		323,695,754
Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices Inc.	672,955	118,285,300
Broadcom Inc.	221,541	147,415,597
Intel Corp.	5,090,172	262,143,858
Microchip Technology Inc.	363,242	31,623,849
Micron Technology Inc.	1,400,463	130,453,128
NXP Semiconductors NV	123,051	28,028,557
Qorvo Inc.(a)	70,251	10,986,554
Skyworks Solutions Inc.	109,384	16,969,834
SolarEdge Technologies Inc.(a)	16,416	4,605,837
Texas Instruments Inc.	589,844	111,167,899
Xilinx Inc.	80,539	17,076,684
		878,757,097
Software — 1.1%
ANSYS Inc.(a)	41,439	16,622,012
Autodesk Inc.(a)	98,906	27,811,378
Ceridian HCM Holding Inc.(a)	100,423	10,490,187
Citrix Systems Inc.	155,867	14,743,459
NortonLifeLock Inc.	727,022	18,888,031
Paycom Software Inc.(a)	15,040	6,244,458
PTC Inc.(a)(c)	66,015	7,997,717
salesforce.com Inc.(a)	478,069	121,491,675
Synopsys Inc.(a)	62,896	23,177,176
Tyler Technologies Inc.(a)	19,456	10,466,355
		257,932,448
Security	Shares	Value

Specialty Retail — 1.6%
Advance Auto Parts Inc.	40,938	$9,820,208
Bath & Body Works Inc.	115,637	8,070,306
Best Buy Co. Inc.	276,639	28,106,522
CarMax Inc.(a)(c)	95,217	12,400,110
Gap Inc. (The)	267,914	4,728,682
Home Depot Inc. (The)	317,255	131,663,998
Ross Stores Inc.	444,812	50,833,115
TJX Companies Inc. (The)	1,506,012	114,336,431
Ulta Beauty Inc.(a)	29,892	12,325,667
		372,285,039
Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co.	1,634,666	25,778,683
HP Inc.	720,148	27,127,975
NetApp Inc.	81,042	7,455,053
Seagate Technology Holdings PLC	69,115	7,808,613
Western Digital Corp.(a)	389,433	25,394,926
		93,565,250
Textiles, Apparel & Luxury Goods — 0.8%
Nike Inc., Class B	735,980	122,665,787
PVH Corp.	88,793	9,469,773
Ralph Lauren Corp.	60,906	7,239,287
Tapestry Inc.	343,843	13,960,026
Under Armour Inc., Class A(a)	134,379	2,847,491
Under Armour Inc., Class C, NVS(a)	153,197	2,763,674
VF Corp.	407,412	29,830,707
		188,776,745
Tobacco — 1.2%
Altria Group Inc.	2,300,764	109,033,206
Philip Morris International Inc.	1,948,075	185,067,125
		294,100,331
Trading Companies & Distributors — 0.3%
Fastenal Co.	373,765	23,943,386
United Rentals Inc.(a)	36,190	12,025,575
WW Grainger Inc.	54,086	28,029,529
		63,998,490
Water Utilities — 0.2%
American Water Works Co. Inc.	227,292	42,926,367

Wireless Telecommunication Services — 0.4%
T-Mobile U.S. Inc.(a)	735,649	85,320,571

Total Common Stocks — 99.7%
(Cost: $19,900,425,887)	.	23,918,983,641

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(b)(d)(e)	34,006,056	34,016,257

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	32,060,000	$32,060,000
		66,076,257
Total Short-Term Investments — 0.3%
(Cost: $66,058,662)		66,076,257

Total Investments in Securities — 100.0%
(Cost: $19,966,484,549)		23,985,059,898

Other Assets, Less Liabilities — (0.0)%		(8,631,746)

Net Assets — 100.0%		$23,976,428,152

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$44,476,163	$—		$(10,438,381	)(a)	$(17,464)	$(4,061)	$34,016,257	34,006,056	$80,556	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,200,000	860,000	(a)	—		—	—	32,060,000	32,060,000	2,090		—
BlackRock Inc.	41,729,424	32,714,754		(5,008,647)		2,490,760	6,500,579	78,426,870	85,660	691,453		—
						$2,473,296	$6,496,518	$144,503,127		$774,099		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	231	03/18/22	$54,961	$1,213,526

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
December 31, 2021

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,918,983,641	$—	$—	$23,918,983,641
Money Market Funds	66,076,257	—	—	66,076,257
	$23,985,059,898	$—	$—	$23,985,059,898
Derivative financial instruments(a)
Assets
Futures Contracts	$1,213,526	$—	$—	$1,213,526

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares